RELATED PARTY NOTES AND LOANS PAYABLE (Details Narrative) - USD ($)	1 Months Ended					3 Months Ended		12 Months Ended
	Mar. 31, 2023	Jan. 31, 2021	May 31, 2019	Jun. 30, 2010	Dec. 31, 2008	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Debt instrument periodic payment						$ 750,000		$ 750,000
Debt instrument Maturity date	Jul. 31, 2023
Notes payable						3,561,000		$ 3,561,000	$ 2,098,000
Debt instrument interest percentage								10.00%
ARJ Trust [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount						$ 650,000		$ 650,000	650,000
Debt instrument Maturity start date						Mar. 31, 2024		Mar. 31, 2024
Debt instrument Maturity end date						Mar. 31, 2025		Mar. 31, 2025
Notes payable						$ 650,000		$ 650,000	650,000
ARJ Trust [Member] | Notes Payable One [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount					$ 500,000
Debt instrument interest percentage					8.50%
Debt instrument periodic interest payment					$ 3,541
ARJ Trust [Member] | Notes Payable Two [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount				$ 150,000
Debt instrument interest percentage				8.50%
Debt instrument periodic interest payment				$ 1,063		13,812	$ 10,901	55,248	55,248
McKettrick [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount			$ 1,750,000
Debt instrument interest percentage			0.00%
Debt instrument periodic payment			$ 250,000					500,000
Debt instrument Maturity date			Dec. 01, 2027
Debt instrument fee			If the annual installment is not paid within 10 days of the due date a late fee of 5% is charged.
Debt instrument extension fee								50,000
Notes payable						800,000		800,000	1,300,000
Carver [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount		$ 222,000
Debt instrument periodic payment		$ 18,500				18,500		37,000	37,000
Debt instrument Maturity date		Oct. 01, 2027
Notes payable						111,000		111,000	148,000
Debt instrument interest percentage		0.00%
Chris Jones [Member]
Short-Term Debt [Line Items]
Debt instrument principal amount								2,000,000
Notes payable						$ 2,000,000		$ 2,000,000
Debt instrument interest percentage								0.00%